Income Taxes - Components of Net Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Inventories	$ 225	$ 237
Warranty and campaigns	202	218
Allowance for credit losses	212	228
Marketing and sales incentive programs	445	405
Other risk and future charges reserve	173	179
Pension, postretirement and post-employment benefits	634	587
Measurement of derivative financial instruments	37
Research and development costs	343	440
Other reserves	413	444
Tax loss carry forwards	836	647
Less: Valuation allowances	(1,484)	(1,432)
Total deferred tax assets	2,036	1,953
Deferred tax liabilities:
Property, plant and equipment	271	138
Inventories	136	134
Measurement of derivative financial instruments		57
Other	334	330
Total deferred tax liabilities	741	659
Net deferred tax assets	$ 1,295	$ 1,294